Other employee benefits (Schedule of detailed information about other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 3,483	$ 3,530
Other employee benefits liability - non-current	86,340	128,588
Net liability	$ 89,823	$ 132,118